Related Party Transactions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of Debt Issuance Costs and Debt Balances

The following table summarizes the debt issuance costs and the debt balances net of debt issuance costs by loan agreement as of June 30, 2023 (in thousands):

	Drawdown of Funds	Origination Fee	Total Debt	Debt Issuance Costs	Amortization of Debt Issuance Costs	Total Debt, Net
Current
2020 Loan Agreement	$8,000	$-	$8,000	$(2,806)	$2,806	$8,000
Secured Note	16,160	1,258	17,418	(5,909)	3,434	14,943
Total current, net	24,160	1,258	25,418	(8,715)	6,240	22,943
Non-current
$10 Million Secured Note	10,000	384	10,384	(350)	34	10,068
Total debt, net	$34,160	$1,642	$35,802	$(9,065)	$6,274	$33,011

The following table summarizes the debt issuance costs and the debt balances net of debt issuance costs by loan agreement as of December 31, 2022 (in thousands):

	Drawdown of Funds	Origination Fee	Amount Refinanced	Total Debt	Debt Issuance Costs	Amortization of Debt Issuance Costs	Total Debt, Net
2019 Loan Agreement	$7,000	$160	$(7,160)	$-	$(494)	$494	$-
2020 Loan Agreement	8,000	-	-	8,000	(2,805)	2,451	7,646
2022 Secured Note	12,660	691	-	13,351	(4,720)	1,847	10,478
	$27,660	$851	$(7,160)	$21,351	$(8,019)	$4,792	$18,124

The following table summarizes the debt issuance costs and the debt balances net of debt issuance costs by loan agreement as of December 31, 2021 (in thousands):

	Drawdown of Funds	Origination Fee	Amount Refinanced	Total Debt	Debt Issuance Costs	Amortization of Debt Issuance Costs	Total Debt, Net
2019 Loan Agreement	$7,000	$160	$-	$7,160	$(494)	$474	$7,140
2020 Loan Agreement	7,500	-	-	7,500	(2,620)	1,182	6,062
	$14,500	$160	$-	$14,660	$(3,114)	$1,656	$13,202